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October 19, 2020	Deborah Bielicke Eades Shareholder +1 312 609 7661 deades@vedderprice.com

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Michigan Quality Municipal Income Fund (the “Registrant”) File No. 811-06383

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s preliminary Proxy Statement on Schedule 14A pursuant to Section 14(a) of the Securities Exchange Act of 1934 (the “Proxy Statement”). The Proxy Statement is directed to holders of Adjustable Rate MuniFund Term Preferred Shares (“AMTP Shares”) of the Registrant in connection with the Registrant’s annual shareholder meeting (the “Meeting”). At the Meeting, the Registrant’s common shareholders and holders of AMTP Shares will be asked to consider a proposal relating to the reorganization of the Registrant with and into Nuveen AMT-Free Quality Municipal Income Fund (the “Acquiring Fund”), as well as the regular election of members of the Registrant’s Board of Trustees.

For the staff’s reference, please note that the transactions described in the Proxy Statement relate to the same transaction described in the Acquiring Fund’s Registration Statement on Form N-14 relating to the issuance of common shares in connection with the reorganization, as filed on September 11, 2020 (Securities Act File No. 333-248721), except that the AMTP Shares are being offered on a private placement basis. Accordingly, the disclosures in the Proxy Statement are substantially the same as the similarly captioned sections in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, which will be filed as soon as practicable after the date hereof. The Proxy Statement reflects changes made in Pre-Effective Amendment No. 1 in response to staff comments to the extent applicable to the Proxy Statement.

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October 19, 2020

Please contact the undersigned at (312) 609-7661 or Cody J. Vitello at (312) 609-7816 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Deborah Bielicke Eades

Deborah Bielicke Eades

Shareholder

DBE/enclosures